Intangible Assets - Goodwill (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended	12 Months Ended
	Dec. 31, 2008	Dec. 31, 2007	Jun. 30, 2012	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Goodwill [Roll Forward]
Balance, beginning of period			$ 3,299	$ 3,296		$ 3,262		$ 3,257
Goodwill acquired			4	3		36	[1]	5
Goodwill reduction for locations sold						(2)
Balance, end of period	3,257		3,303	3,299		3,296		3,262
Gross Goodwill as of December 31, 2011				5,085
Accumulated impairment losses				(1,786)	[2]
Impairment of goodwill and intangible assets	1,557	637
Intangible assets, increase (decrease) during period	278	130
Goodwill, increase (decrease) during period	1,279	507
Real Estate Franchise Services [Member]
Goodwill [Roll Forward]
Balance, beginning of period			2,241	2,241		2,241		2,241
Goodwill acquired			0	0		0	[1]	0
Goodwill reduction for locations sold						0
Balance, end of period			2,241	2,241		2,241		2,241
Gross Goodwill as of December 31, 2011				3,264
Accumulated impairment losses				(1,023)	[2]
Company Owned Brokerage Services [Member]
Goodwill [Roll Forward]
Balance, beginning of period				622		604		600
Goodwill acquired				3		20	[1]	4
Goodwill reduction for locations sold						(2)
Balance, end of period			629	625		622		604
Gross Goodwill as of December 31, 2011				783
Accumulated impairment losses				(158)	[2]
Relocation Services [Member]
Goodwill [Roll Forward]
Balance, beginning of period			360	360		344		344
Goodwill acquired			0	0		16	[1]	0
Goodwill reduction for locations sold						0
Balance, end of period			360	360		360		344
Gross Goodwill as of December 31, 2011				641
Accumulated impairment losses				(281)	[2]
Title and Settlement Services [Member]
Goodwill [Roll Forward]
Balance, beginning of period			73	73		73		72
Goodwill acquired			0	0		0	[1]	1
Goodwill reduction for locations sold						0
Balance, end of period			73	73		73		73
Gross Goodwill as of December 31, 2011				397
Accumulated impairment losses				(324)	[2]
Real Estate Brokerage Operations [Member] | Company Owned Brokerage Services [Member]
Goodwill [Roll Forward]
Goodwill acquired			$ 4

[1]	The increase in goodwill relates to acquisitions of real estate brokerages and the acquisition of Primacy.
[2]	During the fourth quarter of 2008, the Company recorded an impairment charge of $1,557 million which reduced intangible assets by $278 million and reduced goodwill by $1,279 million. During the fourth quarter of 2007, the Company recorded an impairment charge of $637 million which reduced intangible assets by $130 million and reduced goodwill by $507 million .